Debt - Outstanding Principal Balances (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Total debt	$ 153,629,272	$ 213,883,887
Deferred finance fees	(2,081,965)	(3,372,923)
Net total debt	151,547,307	210,510,964
Current portion of deferred finance fees	(711,305)	(630,553)
Total current portion of long-term debt	15,076,992	22,456,396
Non-current portion of long-term debt	136,470,315	188,054,568
Loans Payable [Member]
Current portion of long-term debt	15,834,489	23,506,236
Current portion of deferred finance fees	(757,497)	(1,049,840)
Total current portion of long-term debt	15,076,992	22,456,396
Non-current portion of long-term debt	136,470,315	188,054,568
NIBC Bank Facility [Member]
Total debt	0	4,625,000
Nordea SEB Joint Bank Facility [Member]
Total debt	58,711,533	88,503,292
Nordea SEB Revolving Facility [Member]
Total debt	28,878,310	39,237,241
ABN CACIB Joint Bank Facility [Member]
Total debt	52,785,708	57,124,104
ABN AMRO Revolving Facility
Total debt	4,453,721	14,394,250
IYO Bank Facility
Total debt	$ 8,800,000	$ 10,000,000